SCHEDULE OF ACQUIRED IDENTIFIABLE ASSETS AND LIABILITIES (Details) - ALTANINE, INC. [Member] - USD ($)	Dec. 31, 2024	Apr. 01, 2024
Business Combination [Line Items]
Intellectual Property - Patents	$ 10,041,591
Pinata Holdings, Inc [Member]
Business Combination [Line Items]
Intellectual Property - Patents		$ 10,041,591
Deferred tax asset, net of valuation allowance
Accounts payable and accrued expense assumed		(137,711)
Consideration, net		$ 9,903,880